Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Financial Information of the Parent Company
Net income /(loss)	¥ (13,130)	$ (1,904)	¥ (157,907)	¥ 3,430
Share-based compensation	19,762	2,865	68,932	82,667
Other income/(loss), net	(41,845)	(6,067)	(52,877)	35,527
Net cash provided by (used in) operating activities	74,723	10,833	(30,893)	11,110
Net cash used in investing activities	77,211	11,196	(110,413)	(187,083)
Net cash provided by financing activities	(82,140)	(11,909)	68,673	153,093
Effect of exchange rate changes on cash	321	46	(214)	(144)
Net increase (decrease) in cash	70,115	10,166	(72,847)	(23,024)
Cash and restricted cash, at the beginning of year	30,908	4,481	103,755	126,779
Cash and restricted cash, at the end of year	101,023	14,647	30,908	103,755
Parent company | Reportable Legal Entities [Member]
Condensed Financial Information of the Parent Company
Net income /(loss)	(13,130)	(1,904)	(157,907)	3,430
Share of (loss)/gain in subsidiaries, VIE and VIE's Subsidiaries	(45,261)	(6,562)	103,554	(57,512)
Share-based compensation	19,762	2,865		82,667
Other income/(loss), net	49,664	7,201	52,877	(35,527)
Provision for other receivables				648
Unrealized foreign exchange loss (gain)	(627)	(91)	214	146
Changes in operating assets and liabilities	(18,072)	(2,880)	247	1,915
Net cash provided by (used in) operating activities	(7,664)	(1,371)	(1,015)	(4,233)
Net cash used in investing activities	5,582	809		(129,854)
Net cash provided by financing activities			1	143,972
Effect of exchange rate changes on cash	627	92	(214)	(146)
Net increase (decrease) in cash	(1,455)	(470)	(1,228)	9,739
Cash and restricted cash, at the beginning of year	8,612	1,508	9,840	101
Cash and restricted cash, at the end of year	¥ 7,157	$ 1,038	¥ 8,612	¥ 9,840